UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2018

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.oshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account(s) that you invest in through your financial intermediary.

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Russell Small Cap Quality Dividend ETF
8	O’Shares Global Internet Giants ETF
10	O’Shares FTSE Europe Quality Dividend ETF
14	Statements of Assets and Liabilities
15	Statements of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
30	Expense Examples
32	Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
35	Additional Information

The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index, FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index and FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Indexes”) (upon which the Funds are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Indexes to the adviser or to the adviser’s clients. The Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

The O’Shares Global Internet Giants Index (the “OGIG Index”) is the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (“S-Network”) to maintain and calculate the OGIG Index. S-Network shall have no liability for any errors or omissions in calculating the OGIG Index.

The O’Shares Global Internet Giants ETF is not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the O’Shares Global Internet Giants ETF.

S-Network Global Indexes Inc. (“S-Network” or “SNGISM”) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the OGIG Index.

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “USA Target Index”). The USA Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell, the Index Provider. The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	5.0%
Exxon Mobil Corp.	4.7%
Procter & Gamble Co. (The)	4.5%
Cisco Systems, Inc.	4.4%
Intel Corp.	3.5%
Pfizer, Inc.	3.0%
Home Depot, Inc. (The)	3.0%
Chevron Corp.	2.9%
Merck & Co., Inc.	2.4%
Verizon Communications, Inc.	2.2%

Sector Exposure

Sectors	% of Net Assets
Communication Services	5.9%
Consumer Discretionary	9.0%
Consumer Staples	17.2%
Energy	8.9%
Financials	3.1%
Health Care	16.6%
Industrials	10.7%
Information Technology	14.7%
Materials	1.2%
Real Estate	5.4%
Utilities	7.1%
Other(1)	0.2%
100.0%
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

i

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “USA Small Cap Target Index”). The USA Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by the FTSE-Russell, the Index Provider. The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Rights	0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Leidos Holdings, Inc.	2.7%
Lazard Ltd., Class A	2.3%
Eaton Vance Corp.	2.1%
OGE Energy Corp.	2.0%
Teradyne, Inc.	1.8%
Federated Investors, Inc., Class B	1.7%
National Instruments Corp.	1.6%
Toro Co. (The)	1.6%
Cypress Semiconductor Corp.	1.5%
Cabot Microelectronics Corp.	1.4%

Sector Exposure

Sectors	% of Net Assets
Communication Services	2.3%
Consumer Discretionary	15.8%
Consumer Staples	3.6%
Energy	1.7%
Financials	17.8%
Health Care	2.4%
Industrials	19.9%
Information Technology	19.3%
Materials	8.5%
Utilities	8.6%
Other(1)	0.1%
100.0%
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

O’Shares Global Internet Giants ETF (OGIG)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Global Internet Giants Target Index”). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector,” as defined by O’Shares Investment Advisers, LLC, the Index Provider.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tencent Holdings Ltd.	6.4%
Alphabet, Inc., Class A	6.3%
Amazon.com, Inc.	5.8%
Alibaba Group Holding Ltd. (ADR)	5.8%
Facebook, Inc., Class A	5.8%
Microsoft Corp.	4.0%
Netflix, Inc.	3.0%
salesforce.com, Inc.	2.1%
Adobe Systems, Inc.	2.0%
ServiceNow, Inc.	2.0%

Sector Exposure

Sectors	% of Net Assets
Communication Services	39.4%
Consumer Discretionary	28.0%
Information Technology	32.5%
Other(1)	0.1%
100.0%
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Europe Target Index”). The Europe Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe exhibiting high quality, low volatility and high dividend yields, as determined by the FTSE-Russell, the Index Provider. The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle SA (Registered)	5.4%
Roche Holding AG	5.4%
Novartis AG (Registered)	5.1%
Sanofi	3.7%
BP plc	3.5%
TOTAL SA	3.5%
GlaxoSmithKline plc	3.4%
Royal Dutch Shell plc, Class A	2.9%
Royal Dutch Shell plc, Class B	2.3%
BASF SE	2.3%

Sector Exposure

Sectors	% of Net Assets
Communication Services	8.3%
Consumer Discretionary	4.9%
Consumer Staples	13.2%
Energy	14.1%
Financials	5.2%
Health Care	21.1%
Industrials	11.5%
Materials	6.5%
Real Estate	6.5%
Utilities	7.0%
Other(1)	1.7%
100.0%
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 4.4%
Boeing Co. (The)	23,276	$7,506,510
General Dynamics Corp.	14,151	2,224,679
Lockheed Martin Corp.	15,486	4,054,854
Raytheon Co.	10,947	1,678,723
United Technologies Corp.	21,265	2,264,297
		17,729,063
Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	5,340	363,601
Auto Components – 0.1%
Autoliv, Inc.	2,670	187,514
Garrett Motion, Inc.*	2,486	30,678
Gentex Corp.	8,544	172,674
		390,866
Beverages – 4.1%
Coca-Cola Co. (The)	145,004	6,865,939
Coca-Cola European Partners plc	7,476	342,775
Molson Coors Brewing Co., Class B	4,806	269,905
PepsiCo, Inc.	79,722	8,807,687
		16,286,306
Biotechnology – 2.4%
AbbVie, Inc.	49,730	4,584,609
Amgen, Inc.	25,744	5,011,584
		9,596,193
Building Products – 0.0%(a)
Resideo Technologies, Inc.*	4,083	83,906
Capital Markets – 1.3%
Franklin Resources, Inc.	39,249	1,164,125
MSCI, Inc.	5,607	826,640
T. Rowe Price Group, Inc.	34,592	3,193,534
		5,184,299
Chemicals – 1.1%
Air Products & Chemicals, Inc.	6,867	1,099,063
International Flavors & Fragrances, Inc.	2,564	344,268
Linde plc	10,840	1,691,474
LyondellBasell Industries NV, Class A	14,685	1,221,205
		4,356,010
Commercial Services & Supplies – 0.6%
Republic Services, Inc.	6,675	481,201
Waste Management, Inc.	19,491	1,734,504
		2,215,705
Communications Equipment – 4.4%
Cisco Systems, Inc.	406,909	17,631,367
Containers & Packaging – 0.1%
Packaging Corp. of America	2,670	222,838

Investments	Number of Shares	Value
Diversified Consumer Services – 0.0%(a)
H&R Block, Inc.	6,408	$162,571
Diversified Telecommunication Services – 4.4%
AT&T, Inc.	304,667	8,695,196
Verizon Communications, Inc.	157,530	8,856,337
		17,551,533
Electric Utilities – 4.5%
Alliant Energy Corp.	9,612	406,107
American Electric Power Co., Inc.	21,360	1,596,446
Avangrid, Inc.	2,670	133,740
Duke Energy Corp.	32,412	2,797,156
Edison International	16,020	909,455
Entergy Corp.	8,277	712,401
Evergy, Inc.	12,549	712,407
Eversource Energy	12,015	781,456
Exelon Corp.	36,579	1,649,713
FirstEnergy Corp.	17,355	651,680
NextEra Energy, Inc.	17,088	2,970,236
Pinnacle West Capital Corp.	5,340	454,968
PPL Corp.	29,904	847,180
Southern Co. (The)	51,531	2,263,242
Xcel Energy, Inc.	22,695	1,118,183
		18,004,370
Electrical Equipment – 0.9%
Eaton Corp. plc	15,219	1,044,937
Emerson Electric Co.	29,235	1,746,791
Rockwell Automation, Inc.	4,727	711,319
		3,503,047
Electronic Equipment, Instruments & Components – 0.2%
TE Connectivity Ltd.	11,748	888,501
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	39,698	1,432,304
Entertainment – 1.2%
Walt Disney Co. (The)	44,521	4,881,728
Equity Real Estate Investment Trusts (REITs) – 5.4%
AvalonBay Communities, Inc.	12,816	2,230,625
Extra Space Storage, Inc.	13,083	1,183,750
Federal Realty Investment Trust	4,539	535,784
Host Hotels & Resorts, Inc.	52,065	867,923
Liberty Property Trust	11,214	469,642
Prologis, Inc.	59,007	3,464,891
Public Storage	30,388	6,150,835
Simon Property Group, Inc.	41,118	6,907,413
		21,810,863
Food & Staples Retailing – 2.5%
Sysco Corp.	18,690	1,171,115
Walgreens Boots Alliance, Inc.	38,715	2,645,396
Walmart, Inc.	64,614	6,018,794
		9,835,305

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Food Products – 0.9%
Bunge Ltd.	4,005	$214,027
Campbell Soup Co.	10,146	334,717
Conagra Brands, Inc.	13,617	290,859
Hershey Co. (The)	8,811	944,363
Hormel Foods Corp.	12,549	535,591
Ingredion, Inc.	2,670	244,038
JM Smucker Co. (The)	4,005	374,427
Kellogg Co.	9,078	517,537
		3,455,559
Health Care Equipment & Supplies – 0.9%
Medtronic plc	41,377	3,763,652
Health Care Providers & Services – 0.7%
Cardinal Health, Inc.	9,612	428,695
CVS Health Corp.	36,846	2,414,150
		2,842,845
Hotels, Restaurants & Leisure – 4.0%
Carnival Corp.	18,690	921,417
Darden Restaurants, Inc.	7,172	716,196
McDonald’s Corp.	37,520	6,662,426
Starbucks Corp.	102,795	6,619,998
Yum! Brands, Inc.	9,879	908,078
		15,828,115
Household Durables – 0.1%
Garmin Ltd.	6,141	388,848
Leggett & Platt, Inc.	6,141	220,094
		608,942
Household Products – 6.2%
Clorox Co. (The)	6,052	932,855
Colgate-Palmolive Co.	57,939	3,448,529
Kimberly-Clark Corp.	22,068	2,514,428
Procter & Gamble Co. (The)	194,643	17,891,585
		24,787,397
Industrial Conglomerates – 2.3%
3M Co.	31,773	6,054,027
Honeywell International, Inc.	24,742	3,268,913
		9,322,940
Insurance – 1.8%
Arthur J Gallagher & Co.	12,282	905,183
Fidelity National Financial, Inc.	24,831	780,687
Marsh & McLennan Cos., Inc.	71,022	5,664,005
		7,349,875
IT Services – 4.0%
Accenture plc, Class A	27,768	3,915,566
Amdocs Ltd.	9,345	547,430
Automatic Data Processing, Inc.	21,360	2,800,723
International Business Machines Corp.	62,079	7,056,520
Paychex, Inc.	27,768	1,809,085
		16,129,324

Investments	Number of Shares	Value
Leisure Products – 0.1%
Hasbro, Inc.	5,073	$412,181
Machinery – 1.4%
Cummins, Inc.	9,078	1,213,184
Illinois Tool Works, Inc.	15,486	1,961,922
Ingersoll-Rand plc	8,010	730,752
PACCAR, Inc.	12,631	721,735
Parker-Hannifin Corp.	3,738	557,485
Snap-on, Inc.	2,022	293,777
		5,478,855
Media – 0.3%
Interpublic Group of Cos., Inc. (The)	17,088	352,525
Omnicom Group, Inc.	10,146	743,093
		1,095,618
Metals & Mining – 0.0%(a)
Southern Copper Corp.	2,403	73,940
Multiline Retail – 0.3%
Target Corp.	20,025	1,323,452
Multi-Utilities – 2.5%
Ameren Corp.	10,947	714,073
CenterPoint Energy, Inc.	19,758	557,768
CMS Energy Corp.	10,947	543,519
Consolidated Edison, Inc.	21,563	1,648,707
Dominion Energy, Inc.	27,234	1,946,142
DTE Energy Co.	8,811	971,853
MDU Resources Group, Inc.	6,141	146,402
Public Service Enterprise Group, Inc.	22,161	1,153,480
Sempra Energy	11,481	1,242,129
WEC Energy Group, Inc.	13,617	943,113
		9,867,186
Oil, Gas & Consumable Fuels – 8.5%
Chevron Corp.	108,402	11,793,054
Exxon Mobil Corp.	274,103	18,691,083
Occidental Petroleum Corp.	38,463	2,360,859
Phillips 66	13,884	1,196,107
		34,041,103
Pharmaceuticals – 12.6%
Bristol-Myers Squibb Co.	77,697	4,038,690
Eli Lilly & Co.	38,448	4,449,202
Johnson & Johnson	156,127	20,148,189
Merck & Co., Inc.	127,626	9,751,903
Pfizer, Inc.	275,544	12,027,496
		50,415,480
Road & Rail – 0.8%
Union Pacific Corp.	23,496	3,247,852

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 6.1%
Intel Corp.	300,865	$14,119,594
KLA-Tencor Corp.	7,476	669,027
Maxim Integrated Products, Inc.	17,116	870,349
Texas Instruments, Inc.	80,457	7,603,186
Xilinx, Inc.	12,015	1,023,318
		24,285,474
Specialty Retail – 4.1%
Home Depot, Inc. (The)	69,687	11,973,620
Lowe’s Cos., Inc.	24,169	2,232,249
TJX Cos., Inc. (The)	48,594	2,174,096
		16,379,965
Textiles, Apparel & Luxury Goods – 0.2%
VF Corp.	11,748	838,102
Tobacco – 3.6%
Altria Group, Inc.	130,676	6,454,087
Philip Morris International, Inc.	121,218	8,092,514
		14,546,601
Trading Companies & Distributors – 0.2%
Fastenal Co.	14,418	753,917

Investments	Number of Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	5,874	$533,183
Total Common Stocks (Cost $428,564,337)		399,511,934
Total Investments — 99.8% (Cost $428,564,337)		399,511,934
Other Assets Less Liabilities — 0.2%		990,586
Net Assets — 100.0%		$400,502,520
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,836,374
Aggregate gross unrealized depreciation	(36,939,523)
Net unrealized depreciation	$(29,103,149)
Federal income tax cost of investments (including derivative contracts, if any)	$428,615,083

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 0.5%
BWX Technologies, Inc.	7,930	$303,164
National Presto Industries, Inc.	1,989	232,554
		535,718
Air Freight & Logistics – 0.2%
Forward Air Corp.	3,977	218,138
Airlines – 0.1%
Copa Holdings SA, Class A	1,028	80,914
Auto Components – 0.8%
Dana, Inc.	11,173	152,288
Delphi Technologies plc	6,604	94,569
LCI Industries	6,924	462,523
Tenneco, Inc., Class A	4,273	117,038
		826,418
Automobiles – 0.6%
Thor Industries, Inc.	11,646	605,592
Banks – 0.6%
BankUnited, Inc.	9,117	272,963
PacWest Bancorp	10,640	354,099
		627,062
Building Products – 3.1%
AO Smith Corp.	26,317	1,123,736
Lennox International, Inc.	3,917	857,275
Owens Corning	9,812	431,532
Simpson Manufacturing Co., Inc.	7,263	393,146
Universal Forest Products, Inc.	6,691	173,698
		2,979,387
Capital Markets – 13.3%
Artisan Partners Asset Management, Inc., Class A	28,680	634,115
BGC Partners, Inc., Class A	71,616	370,255
BrightSphere Investment Group plc	40,908	436,897
Cohen & Steers, Inc.	14,324	491,600
Eaton Vance Corp.	57,498	2,022,780
Evercore, Inc., Class A	15,249	1,091,218
FactSet Research Systems, Inc.	2,599	520,138
Federated Investors, Inc., Class B	61,261	1,626,479
Lazard Ltd., Class A	61,508	2,270,260
LPL Financial Holdings, Inc.	10,143	619,534
MarketAxess Holdings, Inc.	5,414	1,144,032
Moelis & Co., Class A	27,052	930,048
Morningstar, Inc.	1,301	142,902
Waddell & Reed Financial, Inc., Class A	33,121	598,828
		12,899,086

Investments	Number of Shares	Value
Chemicals – 4.1%
Cabot Corp.	11,650	$500,251
Innospec, Inc.	2,942	181,698
Orion Engineered Carbons SA	2,906	73,464
Quaker Chemical Corp.	1,434	254,836
RPM International, Inc.	16,537	972,045
Scotts Miracle-Gro Co. (The)	9,711	596,838
Sensient Technologies Corp.	6,033	336,943
Stepan Co.	2,256	166,944
Tredegar Corp.	3,759	59,618
Trinseo SA	3,818	174,788
WR Grace & Co.	9,741	632,288
		3,949,713
Commercial Services & Supplies – 2.7%
Brady Corp., Class A	12,106	526,127
Deluxe Corp.	10,389	399,353
Herman Miller, Inc.	7,768	234,982
HNI Corp.	3,158	111,888
Interface, Inc.	4,036	57,513
KAR Auction Services, Inc.	14,561	694,851
Knoll, Inc.	5,839	96,227
McGrath RentCorp	3,930	202,316
Steelcase, Inc., Class A	17,660	261,898
		2,585,155
Communications Equipment – 1.1%
InterDigital, Inc.	16,284	1,081,746
Construction & Engineering – 0.5%
Granite Construction, Inc.	4,772	192,216
KBR, Inc.	12,190	185,044
Primoris Services Corp.	3,791	72,522
		449,782
Consumer Finance – 0.4%
FirstCash, Inc.	5,367	388,302
Containers & Packaging – 1.1%
AptarGroup, Inc.	4,612	433,851
Bemis Co., Inc.	10,795	495,490
Greif, Inc., Class A	3,572	132,557
		1,061,898
Distributors – 0.6%
Pool Corp.	3,632	539,897
Diversified Consumer Services – 0.2%
Strategic Education, Inc.	1,349	153,004
Diversified Telecommunication Services – 0.5%
ATN International, Inc.	1,520	108,726
Cogent Communications Holdings, Inc.	9,062	409,693
		518,419

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Electric Utilities – 4.2%
ALLETE, Inc.	3,864	$294,514
El Paso Electric Co.	3,815	191,246
Hawaiian Electric Industries, Inc.	7,682	281,315
IDACORP, Inc.	3,900	362,934
MGE Energy, Inc.	2,443	146,482
OGE Energy Corp.	50,381	1,974,431
Otter Tail Corp.	5,706	283,246
PNM Resources, Inc.	4,865	199,903
Portland General Electric Co.	7,397	339,153
		4,073,224
Electrical Equipment – 1.0%
Hubbell, Inc.	9,323	926,147
Electronic Equipment, Instruments & Components – 3.9%
AVX Corp.	16,376	249,734
Badger Meter, Inc.	3,734	183,750
Benchmark Electronics, Inc.	6,438	136,357
Dolby Laboratories, Inc., Class A	6,281	388,417
FLIR Systems, Inc.	17,088	744,012
MTS Systems Corp.	2,126	85,316
National Instruments Corp.	34,650	1,572,417
Vishay Intertechnology, Inc.	25,291	455,491
		3,815,494
Energy Equipment & Services – 0.3%
Frank’s International NV*	22,342	116,625
RPC, Inc.	18,755	185,112
		301,737
Entertainment – 0.4%
Cinemark Holdings, Inc.	10,877	389,397
Food & Staples Retailing – 0.2%
PriceSmart, Inc.	1,275	75,353
Weis Markets, Inc.	3,081	147,210
		222,563
Food Products – 2.3%
Calavo Growers, Inc.	1,107	80,767
Dean Foods Co.	9,041	34,446
Flowers Foods, Inc.	29,159	538,567
Fresh Del Monte Produce, Inc.	3,569	100,896
J&J Snack Foods Corp.	2,422	350,197
Lancaster Colony Corp.	4,028	712,392
Sanderson Farms, Inc.	2,995	297,373
Tootsie Roll Industries, Inc.	2,786	93,052
		2,207,690

Investments	Number of Shares	Value
Gas Utilities – 2.5%
Atmos Energy Corp.	4,049	$375,423
National Fuel Gas Co.	6,611	338,351
New Jersey Resources Corp.	6,198	283,063
Northwest Natural Holding Co.	2,375	143,592
ONE Gas, Inc.	2,868	228,293
South Jersey Industries, Inc.	5,664	157,459
Southwest Gas Holdings, Inc.	2,416	184,824
Spire, Inc.	2,502	185,348
UGI Corp.	10,116	539,689
		2,436,042
Health Care Equipment & Supplies – 0.5%
Meridian Bioscience, Inc.	30,438	528,404
Health Care Providers & Services – 1.2%
Patterson Cos., Inc.	61,110	1,201,423
Hotels, Restaurants & Leisure – 6.3%
Bloomin’ Brands, Inc.	10,333	184,857
Brinker International, Inc.	13,257	583,043
Cheesecake Factory, Inc. (The)	11,949	519,901
Choice Hotels International, Inc.	2,751	196,917
Cracker Barrel Old Country Store, Inc.	8,243	1,317,726
Dunkin’ Brands Group, Inc.	9,310	596,957
Extended Stay America, Inc.	16,654	258,137
International Speedway Corp., Class A	2,261	99,167
Jack in the Box, Inc.	4,969	385,744
Papa John’s International, Inc.	4,034	160,594
Six Flags Entertainment Corp.	18,288	1,017,361
Texas Roadhouse, Inc.	13,299	793,950
		6,114,354
Household Durables – 1.1%
Ethan Allen Interiors, Inc.	7,593	133,561
La-Z-Boy, Inc.	7,156	198,293
MDC Holdings, Inc.	4,356	122,447
Tupperware Brands Corp.	19,292	609,048
		1,063,349
Household Products – 0.4%
Energizer Holdings, Inc.	5,466	246,790
WD-40 Co.	1,004	183,993
		430,783
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	3,737	135,242

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Insurance – 3.1%
Assured Guaranty Ltd.	21,415	$819,766
Employers Holdings, Inc.	2,748	115,334
First American Financial Corp.	20,684	923,334
Mercury General Corp.	4,587	237,194
ProAssurance Corp.	6,724	272,725
RLI Corp.	5,710	393,933
Safety Insurance Group, Inc.	3,134	256,392
		3,018,678
Internet & Direct Marketing Retail – 0.2%
Nutrisystem, Inc.	3,897	171,000
IT Services – 5.9%
Booz Allen Hamilton Holding Corp.	13,174	593,752
Jack Henry & Associates, Inc.	10,216	1,292,528
Leidos Holdings, Inc.	50,635	2,669,477
ManTech International Corp., Class A	5,046	263,881
NIC, Inc.	34,224	427,116
Sabre Corp.	22,982	497,330
		5,744,084
Leisure Products – 0.6%
Brunswick Corp.	8,997	417,910
Sturm Ruger & Co., Inc.	3,349	178,234
		596,144
Life Sciences Tools & Services – 0.6%
Luminex Corp.	24,519	566,634
Machinery – 8.4%
Allison Transmission Holdings, Inc.	17,320	760,521
Astec Industries, Inc.	1,763	53,225
Briggs & Stratton Corp.	4,467	58,428
Crane Co.	5,870	423,697
Donaldson Co., Inc.	23,900	1,037,021
Graco, Inc.	32,974	1,379,962
Hillenbrand, Inc.	8,168	309,812
IDEX Corp.	8,560	1,080,786
ITT, Inc.	8,766	423,135
Kennametal, Inc.	9,562	318,223
Lincoln Electric Holdings, Inc.	6,034	475,781
Lindsay Corp.	812	78,155
Mueller Industries, Inc.	10,596	247,523
Toro Co. (The)	27,040	1,510,995
		8,157,264
Media – 1.4%
Gannett Co., Inc.	15,712	134,023
John Wiley & Sons, Inc., Class A	12,023	564,720
New Media Investment Group, Inc.	7,345	84,982
Scholastic Corp.	5,394	217,162
TEGNA, Inc.	29,096	316,274
		1,317,161

Investments	Number of Shares	Value
Metals & Mining – 1.9%
Compass Minerals International, Inc.	6,650	$277,238
Kaiser Aluminum Corp.	4,026	359,482
Nexa Resources SA*	8,658	103,030
Reliance Steel & Aluminum Co.	11,122	791,553
Schnitzer Steel Industries, Inc., Class A	5,462	117,706
Worthington Industries, Inc.	5,211	181,551
		1,830,560
Multiline Retail – 0.2%
Big Lots, Inc.	8,240	238,301
Multi-Utilities – 1.2%
Avista Corp.	4,042	171,704
Black Hills Corp.	4,222	265,057
NorthWestern Corp.	4,923	292,623
Vectren Corp.	5,456	392,723
		1,122,107
Oil, Gas & Consumable Fuels – 1.3%
CVR Energy, Inc.	4,226	145,713
PBF Energy, Inc., Class A	32,935	1,075,986
Ship Finance International Ltd.	7,706	81,144
		1,302,843
Paper & Forest Products – 1.5%
Boise Cascade Co.	4,522	107,850
Domtar Corp.	17,503	614,880
Louisiana-Pacific Corp.	24,831	551,745
Neenah, Inc.	1,404	82,723
Schweitzer-Mauduit International, Inc.	3,135	78,532
		1,435,730
Personal Products – 0.5%
Inter Parfums, Inc.	1,432	93,896
Medifast, Inc.	720	90,014
Nu Skin Enterprises, Inc., Class A	4,944	303,216
		487,126
Professional Services – 0.8%
Exponent, Inc.	8,211	416,380
Forrester Research, Inc.	7,018	313,704
		730,084
Road & Rail – 0.4%
Ryder System, Inc.	4,062	195,586
Werner Enterprises, Inc.	5,380	158,925
		354,511

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 6.9%
Brooks Automation, Inc.	15,329	$401,313
Cabot Microelectronics Corp.	14,579	1,390,108
Cypress Semiconductor Corp.	113,684	1,446,061
MKS Instruments, Inc.	16,428	1,061,413
Power Integrations, Inc.	5,628	343,195
Teradyne, Inc.	56,264	1,765,564
Xperi Corp.	14,203	261,193
		6,668,847
Software – 1.5%
j2 Global, Inc.	13,399	929,623
Progress Software Corp.	15,603	553,750
		1,483,373
Specialty Retail – 4.1%
Abercrombie & Fitch Co., Class A	4,051	81,223
American Eagle Outfitters, Inc.	27,540	532,348
Bed Bath & Beyond, Inc.	18,589	210,427
Buckle, Inc. (The)	8,843	171,024
Chico’s FAS, Inc.	22,679	127,456
Children’s Place, Inc. (The)	2,502	225,405
Dick’s Sporting Goods, Inc.	15,848	494,458
DSW, Inc., Class A	16,046	396,336
GameStop Corp., Class A	20,239	255,416
Guess?, Inc.	8,466	175,839
Signet Jewelers Ltd.	8,462	268,838
Williams-Sonoma, Inc.	20,149	1,016,517
		3,955,287
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	6,522	532,326
Columbia Sportswear Co.	2,387	200,723
Oxford Industries, Inc.	2,162	153,588
Steven Madden Ltd.	5,542	167,701
		1,054,338
Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial, Inc.	10,263	131,059
Oritani Financial Corp.	3,405	50,224
Walker & Dunlop, Inc.	3,593	155,397
		336,680
Tobacco – 0.2%
Vector Group Ltd.	17,722	172,435

Investments	Number of Shares	Value
Trading Companies & Distributors – 2.0%
MSC Industrial Direct Co., Inc., Class A	8,907	$685,127
Watsco, Inc.	9,258	1,288,158
		1,973,285
Transportation Infrastructure – 0.3%
Macquarie Infrastructure Corp.	6,855	250,619
Water Utilities – 0.7%
American States Water Co.	2,667	178,796
Aqua America, Inc.	10,423	356,362
California Water Service Group	2,852	135,926
SJW Group	864	48,056
		719,140
Total Common Stocks (Cost $114,263,170)		97,032,311

	Number of Rights
Rights – 0.0%
Chemicals – 0.0%
A Schulman, Inc., CVR*(a) (Cost $—)	5,220	—
Total Investments — 99.9% (Cost $114,263,170)		97,032,311
Other Assets Less Liabilities — 0.1%		104,101
Net Assets — 100.0%		$97,136,412
*	Non-income producing security.
(a)	Security fair valued as of December 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2018 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

Abbreviations
CVR	Contingent Value Rights

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,818,869
Aggregate gross unrealized depreciation	(19,087,484)
Net unrealized depreciation	$(17,268,615)
Federal income tax cost of investments (including derivative contracts, if any)	$114,300,926

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.9%
Entertainment – 6.0%
NetEase, Inc., ADR	2,691	$633,381
Netflix, Inc.*	4,813	1,288,247
Spotify Technology SA*	5,794	657,619
		2,579,247
Interactive Media & Services – 33.4%
58.com, Inc., ADR*	6,815	369,441
Alphabet, Inc., Class A*	2,593	2,709,581
Autohome, Inc., ADR	4,580	358,293
Baidu, Inc., ADR*	2,966	470,408
Cargurus, Inc.*	15,716	530,101
Facebook, Inc., Class A*	19,193	2,516,010
IAC/InterActiveCorp*	1,667	305,128
LINE Corp.*	8,400	289,022
Match Group, Inc.	8,934	382,107
Momo, Inc., ADR*	26,610	631,987
SINA Corp.*	10,861	582,584
Snap, Inc., Class A*	135,925	748,947
Tencent Holdings Ltd.	68,300	2,739,206
Twitter, Inc.*	8,276	237,852
Weibo Corp., ADR*	13,484	787,870
Zillow Group, Inc., Class C*	23,762	750,404
		14,408,941
Internet & Direct Marketing Retail – 27.9%
Alibaba Group Holding Ltd., ADR*	18,373	2,518,387
Amazon.com, Inc.*	1,677	2,518,804
ASOS plc*	10,632	308,327
Booking Holdings, Inc.*	185	318,648
Ctrip.com International Ltd., ADR*	20,736	561,116
Delivery Hero SE*(a)	21,909	813,971
eBay, Inc.*	6,226	174,764
Etsy, Inc.*	12,548	596,908
Expedia Group, Inc.	1,705	192,068
GrubHub, Inc.*	8,475	650,965
JD.com, Inc., ADR*	26,224	548,868
Just Eat plc*	63,554	474,970
MercadoLibre, Inc.*	2,510	735,054
Wayfair, Inc., Class A*	6,903	621,822
Zalando SE*(a)	14,632	375,344
ZOZO, Inc.	34,800	637,543
		12,047,559
IT Services – 3.9%
GoDaddy, Inc., Class A*	3,557	233,410
Shopify, Inc., Class A*	5,474	756,653
Twilio, Inc., Class A*	7,655	683,592
		1,673,655

Investments	Number of Shares	Value
Software – 28.7%
2U, Inc.*	12,907	$641,736
Adobe Systems, Inc.*	3,789	857,223
Atlassian Corp. plc, Class A*	9,219	820,307
DocuSign, Inc.*	12,066	483,605
Dropbox, Inc., Class A*	14,439	294,989
Fortinet, Inc.*	3,714	261,577
Guidewire Software, Inc.*	5,464	438,377
Intuit, Inc.	1,159	228,149
Microsoft Corp.	17,030	1,729,737
Nutanix, Inc., Class A*	12,437	517,255
Proofpoint, Inc.*	7,237	606,533
Red Hat, Inc.*	2,079	365,155
RingCentral, Inc., Class A*	6,610	544,928
salesforce.com, Inc.*	6,670	913,590
ServiceNow, Inc.*	4,738	843,601
Splunk, Inc.*	6,052	634,552
Temenos AG (Registered)*	1,646	196,859
Ultimate Software Group, Inc. (The)*	1,485	363,632
VMware, Inc., Class A	1,256	172,235
Workday, Inc., Class A*	4,832	771,574
Zendesk, Inc.*	11,483	670,263
		12,355,877
Total Common Stocks (Cost $55,242,947)		43,065,279
Total Investments — 99.9% (Cost $55,242,947)		43,065,279
Other Assets Less Liabilities — 0.1%		63,404
Net Assets — 100.0%		$43,128,683
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,917
Aggregate gross unrealized depreciation	(12,667,314)
Net unrealized depreciation	$(12,180,397)
Federal income tax cost of investments (including derivative contracts, if any)	$55,245,676

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
December 31, 2018 (Unaudited)

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of December 31, 2018:

Argentina	1.7%
Canada	1.8%
China	23.6%
Germany	2.8%
Japan	2.1%
Switzerland	0.5%
United Kingdom	1.8%
United States	65.6%
Other(1)	0.1%
100.0%
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 98.8%
Aerospace & Defense – 0.7%
BAE Systems plc	26,566	$155,368
Air Freight & Logistics – 1.0%
bpost SA	660	6,040
Deutsche Post AG (Registered)	7,128	194,827
Royal Mail plc	10,912	37,815
		238,682
Auto Components – 1.0%
Cie Generale des Etablissements Michelin SCA	1,584	156,992
Continental AG	550	75,919
Nokian Renkaat OYJ	550	16,863
		249,774
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	3,498	230,727
Building Products – 0.8%
Cie de Saint-Gobain	2,816	93,886
Geberit AG (Registered)	232	89,971
		183,857
Capital Markets – 1.3%
3i Group plc	16,808	165,559
Ashmore Group plc	1,873	8,721
Partners Group Holding AG	208	125,754
		300,034
Chemicals – 4.5%
Air Liquide SA	2,244	278,199
BASF SE	7,849	541,944
EMS-Chemie Holding AG (Registered)	44	20,844
FUCHS PETROLUB SE	176	7,042
FUCHS PETROLUB SE (Preference)	173	7,115
Givaudan SA (Registered)	51	117,748
Johnson Matthey plc	807	28,768
Koninklijke DSM NV	726	59,290
Solvay SA	241	24,057
		1,085,007
Commercial Services & Supplies – 0.3%
Babcock International Group plc	501	3,122
ISS A/S	990	27,609
Securitas AB, Class B	588	9,434
Societe BIC SA	330	33,631
		73,796
Construction & Engineering – 1.3%
Bouygues SA	858	30,739
Ferrovial SA	2,970	60,077
HOCHTIEF AG	100	13,455
Skanska AB, Class B	1,883	29,947
Vinci SA	2,156	177,503
		311,721

Investments	Number of Shares	Value
Construction Materials – 0.1%
HeidelbergCement AG	540	$32,951
Containers & Packaging – 0.1%
Huhtamaki OYJ	48	1,485
RPC Group plc	2,420	20,096
		21,581
Distributors – 0.1%
Inchcape plc	2,207	15,502
Diversified Financial Services – 1.8%
Corp. Financiera Alba SA	156	7,579
Industrivarden AB, Class A	3,300	68,190
Industrivarden AB, Class C	2,728	55,139
Investor AB, Class A	1,254	53,465
Investor AB, Class B	4,224	178,949
Kinnevik AB, Class B	1,570	37,843
Sofina SA	121	22,934
		424,099
Diversified Telecommunication Services – 5.2%
BT Group plc	49,390	149,772
Deutsche Telekom AG (Registered)	14,102	238,909
Elisa OYJ	1,188	48,999
Koninklijke KPN NV	14,014	41,011
Orange SA	8,008	129,580
Proximus SADP	1,474	39,800
Swisscom AG (Registered)	242	115,305
Telefonica Deutschland Holding AG	6,050	23,639
Telefonica SA	26,664	223,699
Telekom Austria AG*	550	4,175
Telenor ASA	6,182	119,583
Telia Co. AB	22,748	107,712
		1,242,184
Electric Utilities – 3.5%
EDP – Energias de Portugal SA	14,454	50,379
Endesa SA	3,567	82,082
Enel SpA	57,310	330,452
Fortum OYJ	2,222	48,516
Orsted A/S(a)	506	33,772
Red Electrica Corp. SA	3,630	80,897
SSE plc	10,186	140,302
Terna Rete Elettrica Nazionale SpA	13,354	75,611
		842,011
Electrical Equipment – 1.9%
ABB Ltd. (Registered)	11,440	216,951
Schneider Electric SE	3,146	214,774
Signify NV(a)	451	10,554
		442,279

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) – 3.6%
British Land Co. plc (The)	8,558	$58,116
Covivio	408	39,271
Gecina SA	1,320	170,512
Hammerson plc	6,710	28,150
Klepierre SA	3,014	92,890
Merlin Properties Socimi SA	2,772	34,176
Segro plc	20,240	151,727
Unibail-Rodamco-Westfield	1,926	298,111
		872,953
Food & Staples Retailing – 1.2%
Colruyt SA	352	25,045
ICA Gruppen AB	396	14,150
Jeronimo Martins SGPS SA	870	10,283
Kesko OYJ, Class B	273	14,699
Koninklijke Ahold Delhaize NV	8,778	221,513
		285,690
Food Products – 6.3%
Associated British Foods plc	1,347	35,048
Marine Harvest ASA	3,124	65,914
Nestle SA (Registered)	16,156	1,307,820
Orkla ASA	11,396	89,545
Tate & Lyle plc	2,706	22,746
		1,521,073
Gas Utilities – 0.3%
Italgas SpA	1,458	8,327
Naturgy Energy Group SA	1,892	48,145
Rubis SCA	440	23,580
		80,052
Health Care Equipment & Supplies – 0.6%
Coloplast A/S, Class B	704	65,246
Smith & Nephew plc	4,642	86,552
		151,798
Hotels, Restaurants & Leisure – 1.8%
Carnival plc	1,144	54,827
Compass Group plc	11,044	232,083
GVC Holdings plc	2,332	20,018
Sodexo SA	305	31,205
TUI AG	2,958	42,401
Whitbread plc	689	40,181
William Hill plc	2,192	4,327
		425,042
Household Durables – 0.2%
Electrolux AB, Series B	770	16,250
Persimmon plc	1,664	40,902
		57,152
Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,056	27,282

Investments	Number of Shares	Value
Industrial Conglomerates – 0.2%
Investment AB Latour, Class B	1,056	$13,340
Smiths Group plc	2,344	40,720
		54,060
Insurance – 2.2%
Admiral Group plc	4,246	110,696
Direct Line Insurance Group plc	21,516	87,332
Gjensidige Forsikring ASA	1,386	21,640
Sampo OYJ, Class A	6,094	267,578
Tryg A/S	1,452	36,456
		523,702
Machinery – 2.3%
Atlas Copco AB, Class A	5,038	119,616
Atlas Copco AB, Class B	3,102	67,639
GEA Group AG	584	15,021
IMI plc	1,398	16,808
Kone OYJ, Class B	3,300	157,083
MAN SE	79	8,141
OC Oerlikon Corp. AG (Registered)*	123	1,377
Sandvik AB	4,070	58,003
Schindler Holding AG	173	34,168
Schindler Holding AG (Registered)	99	19,141
SKF AB, Class B	1,474	22,353
Trelleborg AB, Class B	836	13,140
Wartsila OYJ Abp	1,496	23,763
Zardoya Otis SA	858	6,091
		562,344
Marine – 0.3%
Kuehne + Nagel International AG (Registered)	594	76,133
Media – 1.0%
Axel Springer SE	97	5,476
Informa plc	6,072	48,735
ITV plc	14,982	23,823
Mediaset Espana Comunicacion SA	268	1,682
ProSiebenSat.1 Media SE	1,276	22,682
Publicis Groupe SA	946	54,157
RTL Group SA	418	22,315
WPP plc	4,972	53,610
		232,480
Metals & Mining – 1.4%
Rio Tinto plc	6,898	327,691
Multiline Retail – 0.2%
Marks & Spencer Group plc	8,316	26,182
Next plc	597	30,345
		56,527

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Multi-Utilities – 2.7%
A2A SpA	6,328	$11,375
Centrica plc	49,730	85,440
Engie SA	10,560	151,198
Innogy SE(a)	396	18,438
National Grid plc	33,127	322,420
Veolia Environnement SA	2,486	51,026
		639,897
Oil, Gas & Consumable Fuels – 14.1%
BP plc	131,211	828,784
Enagas SA	1,606	43,345
Eni SpA	16,500	259,314
Equinor ASA	3,520	74,695
Galp Energia SGPS SA	1,804	28,449
Polski Koncern Naftowy ORLEN SA	1,606	46,234
Polskie Gornictwo Naftowe i Gazownictwo SA	6,688	12,302
Royal Dutch Shell plc, Class A	23,287	684,366
Royal Dutch Shell plc, Class B	18,326	546,156
Snam SpA	9,768	42,644
TOTAL SA	15,695	828,549
		3,394,838
Paper & Forest Products – 0.4%
Mondi plc	2,046	42,566
UPM-Kymmene OYJ	2,376	60,162
		102,728
Personal Products – 4.0%
L’Oreal SA	1,342	308,662
Unilever NV, CVA	6,050	327,960
Unilever plc	6,094	318,874
		955,496
Pharmaceuticals – 20.4%
Bayer AG (Registered)	3,366	233,025
GlaxoSmithKline plc	43,349	823,281
Novartis AG (Registered)	14,297	1,218,827
Novo Nordisk A/S, Class B	8,030	366,445
Orion OYJ, Class B	390	13,500
Roche Holding AG	5,296	1,307,615
Roche Holding AG – BR	198	48,084
Sanofi	10,357	895,784
		4,906,561
Professional Services – 2.2%
Adecco Group AG (Registered)	858	39,976
Bureau Veritas SA	1,188	24,167
DKSH Holding AG	110	7,571
Experian plc	4,268	103,550
Randstad NV	220	10,082
RELX plc	13,046	268,588
SGS SA (Registered)	37	82,948
		536,882

Investments	Number of Shares	Value
Real Estate Management & Development – 2.8%
Aroundtown SA	15,312	$126,378
Deutsche Wohnen SE	2,795	127,804
LEG Immobilien AG	946	98,539
PSP Swiss Property AG (Registered)	254	24,954
Swiss Prime Site AG (Registered)*	462	37,282
Vonovia SE	5,797	262,357
		677,314
Specialty Retail – 1.4%
CECONOMY AG	770	2,769
Fielmann AG	123	7,593
Hennes & Mauritz AB, Class B	7,876	111,950
Industria de Diseno Textil SA	6,248	159,633
Kingfisher plc	17,908	47,326
		329,271
Textiles, Apparel & Luxury Goods – 0.1%
HUGO BOSS AG	253	15,595
Puma SE	34	16,596
		32,191
Tobacco – 0.8%
Imperial Brands plc	4,796	145,192
Swedish Match AB	836	32,918
		178,110
Trading Companies & Distributors – 0.0%(b)
Travis Perkins plc	631	8,599
Transportation Infrastructure – 1.0%
Abertis Infraestructuras SA	5,576	117,031
Aena SME SA(a)	396	61,452
Atlantia SpA	3,058	63,168
		241,651
Water Utilities – 0.4%
Pennon Group plc	2,024	17,859
Severn Trent plc	1,090	25,203
United Utilities Group plc	4,758	44,612
		87,674
Wireless Telecommunication Services – 2.2%
Tele2 AB, Class B	1,606	20,460
Vodafone Group plc	259,637	505,600
		526,060
Total Common Stocks (Cost $27,197,524)		23,720,824
Total Investments — 98.8% (Cost $27,197,524)		23,720,824
Other Assets Less Liabilities — 1.2%		296,350
Net Assets — 100.0%		$24,017,174
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,900
Aggregate gross unrealized depreciation	(3,827,435)
Net unrealized depreciation	$(3,479,535)
Federal income tax cost of investments (including derivative contracts, if any)	$27,200,359

O’Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2018:

Australia	1.4%
Austria	0.0	%(a)
Belgium	1.5%
Denmark	2.2%
Finland	2.7%
France	17.0%
Germany	9.0%
Italy	3.3%
Luxembourg	0.1%
Netherlands	6.6%
Norway	1.5%
Poland	0.2%
Portugal	0.4%
Spain	3.9%
Sweden	4.3%
Switzerland	20.4%
United Kingdom	24.1%
United States	0.2%
Other(1)	1.2%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares FTSE Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$399,511,934	$97,032,311	$43,065,279	$23,720,824
Cash	1,032,637	360,443	81,589	79,150
Foreign cash(2)	—	—	—	5,372
Receivables:
Securities sold	753,939	5,859,886	—	—
Dividends	957,516	114,833	—	61,776
Capital shares issued	1,500,010	—	—	—
Reclaims	—	—	233	203,537
Total Assets	403,756,036	103,367,473	43,147,101	24,070,659
LIABILITIES
Payables:
Securities purchased	1,499,034	—	—	9
Income distributions	1,535,472	318,417	—	39,836
Capital shares redeemed	—	5,867,041	—	—
Investment management fees	219,010	45,603	18,418	11,140
Accrued expenses and other liabilities	—	—	—	2,500
Total Liabilities	3,253,516	6,231,061	18,418	53,485
Net Assets	$400,502,520	$97,136,412	$43,128,683	$24,017,174
NET ASSETS CONSIST OF:
Paid-in capital	$416,992,281	$111,763,940	$57,525,977	$28,842,137
Distributable earnings (loss) (Note 2)	(16,489,761)	(14,627,528)	(14,397,294)	(4,824,963)
Net Assets	$400,502,520	$97,136,412	$43,128,683	$24,017,174
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	13,350,000	4,104,000	2,250,000	1,100,000
Net Asset Value	$30.00	$23.67	$19.17	$21.83
(1) Investments in securities, at cost	$428,564,337	$114,263,170	$55,242,947	$27,197,524
(2) Cost of foreign cash	$—	$—	$—	$5,016

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations
For the six months ended December 31, 2018 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares FTSE Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$7,838,185	$1,694,428	$60,482	$360,262
Special dividends	226,147	43,223	15,180	—
Foreign withholding tax on dividends	(48)	(97)	(426)	(23,785)
Total Investment Income	8,064,284	1,737,554	75,236	336,477
EXPENSES
Investment management fees (Note 4)	1,065,605	327,689	122,432	82,140
Total Expenses	1,065,605	327,689	122,432	82,140
Net Investment Income (Loss)	6,998,679	1,409,865	(47,196)	254,337
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(4,151,944)	94,907	(1,851,068)	(972,756)
In-kind redemptions of investments	19,647,909	5,732,890	(284,353)	438,605
Foreign currency transactions	—	—	(7,896)	(24,241)
Net Realized Gain (Loss)	15,495,965	5,827,797	(2,143,317)	(558,392)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(39,423,307)	(22,396,443)	(9,474,918)	(2,093,774)
Translation of assets and liabilities denominated in foreign currencies	—	—	8	1,192
Net Change in Unrealized Appreciation (Depreciation)	(39,423,307)	(22,396,443)	(9,474,910)	(2,092,582)
Net Realized and Unrealized Gain (Loss)	(23,927,342)	(16,568,646)	(11,618,227)	(2,650,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,928,663)	$(15,158,781)	$(11,665,423)	$(2,396,637)

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares FTSE U.S. Quality Dividend ETF		O’Shares FTSE Russell Small Cap Quality Dividend ETF
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS
Net investment income (loss)	$6,998,679	$11,465,229	$1,409,865	$2,173,837
Net realized gain (loss)	15,495,965	40,843,342	5,827,797	(1,395,135)
Net change in unrealized appreciation (depreciation)	(39,423,307)	(18,036,112)	(22,396,443)	5,115,414
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,928,663)	34,272,459	(15,158,781)	5,894,116
DISTRIBUTIONS
Distributable earnings (Note 2)	(7,012,742)	(11,976,178)	(1,397,863)	(2,253,382)
Tax return of capital	—	—	—	(177,554)
Total Distributions	(7,012,742)	(11,976,178)	(1,397,863)	(2,430,936)
CAPITAL TRANSACTIONS
Proceeds from shares issued	245,616,655	199,595,955	30,299,121	110,716,208
Cost of shares redeemed	(232,441,427)	(224,555,597)	(53,407,971)	(15,600,908)
Net Increase (Decrease) from Capital Transactions	13,175,228	(24,959,642)	(23,108,850)	95,115,300
Total Increase (Decrease) in Net Assets	(10,766,177)	(2,663,361)	(39,665,494)	98,578,480
NET ASSETS
Beginning of period	$411,268,697	$413,932,058	$136,801,906	$38,223,426
End of Period	$400,502,520	$411,268,697	$97,136,412	$136,801,906
Accumulated undistributed net investment income (loss) included in end of period net assets (Note 2)		$34,991		$—
SHARE TRANSACTIONS
Beginning of period	13,400,000	14,150,001	5,054,000	1,504,000
Shares issued in-kind	7,650,000	6,400,000	1,050,000	4,150,000
Shares redeemed	—	(1)	—	—
Shares redeemed in-kind	(7,700,000)	(7,150,000)	(2,000,000)	(600,000)
Shares Outstanding, End of Period	13,350,000	13,400,000	4,104,000	5,054,000

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares Global Internet Giants ETF		O’Shares FTSE Europe Quality Dividend ETF
	Six Months Ended December 31, 2018 (Unaudited)	For the period 06/05/18* – 06/30/18	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS
Net investment income (loss)	$(47,196)	$(12,633)	$254,337	$1,572,091
Net realized gain (loss)	(2,143,317)	(20,298)	(558,392)	3,045,774
Net change in unrealized appreciation (depreciation)	(9,474,910)	(2,702,750)	(2,092,582)	(3,628,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,665,423)	(2,735,681)	(2,396,637)	989,080
DISTRIBUTIONS
Distributable earnings (Note 2)	—	—	(386,218)	(1,887,737)
Total Distributions	—	—	(386,218)	(1,887,737)
CAPITAL TRANSACTIONS
Proceeds from shares issued	8,374,599	54,470,286	3,669,086	12,610,283
Cost of shares redeemed	(5,315,098)	—	(17,567,415)	(33,960,120)
Net Increase (Decrease) from Capital Transactions	3,059,501	54,470,286	(13,898,329)	(21,349,837)
Total Increase (Decrease) in Net Assets	(8,605,922)	51,734,605	(16,681,184)	(22,248,494)
NET ASSETS
Beginning of period	$51,734,605	$—	$40,698,358	$62,946,852
End of Period	$43,128,683	$51,734,605	$24,017,174	$40,698,358
Accumulated undistributed net investment income (loss) included in end of period net assets (Note 2)		$(9,639)		$109,730
SHARE TRANSACTIONS
Beginning of period	2,150,000	—	1,700,000	2,550,001
Shares issued in-kind	350,000	2,150,000	150,000	500,000
Shares redeemed	—	—	—	(1)
Shares redeemed in-kind	(250,000)	—	(750,000)	(1,350,000)
Shares Outstanding, End of Period	2,250,000	2,150,000	1,100,000	1,700,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

OSI ETF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period
O’Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	$30.69	$0.51	$(0.68)		$(0.17)	$(0.52)	$—		$—	$(0.52)	$30.00
Year ended June 30, 2018	29.25	0.78	1.46		2.24	(0.80)	—		—	(0.80)	30.69
Year ended June 30, 2017	27.71	0.69	1.49		2.18	(0.64)	—		—	(0.64)	29.25
For the period 07/14/15* – 06/30/16	25.00	0.69	2.60		3.29	(0.58)	—		—	(0.58)	27.71
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	27.07	0.28	(3.39)		(3.11)	(0.29)	—		—	(0.29)	23.67
Year ended June 30, 2018	25.41	0.66	1.70		2.36	(0.66)	—	(8)	(0.04)	(0.70)	27.07
For the period 12/30/16** – 06/30/17	25.00	0.38	0.25		0.63	(0.22)	—		—	(0.22)	25.41
O’Shares Global Internet Giants ETF
For the six months ended 12/31/18 (Unaudited)	24.06	(0.02)	(4.87)		(4.89)	—	—		—	—	19.17
For the period 06/05/18** – 06/30/18	25.00	(0.01)	(0.93)		(0.94)	—	—		—	—	24.06
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	23.94	0.18	(2.02)		(1.84)	(0.27)	—		—	(0.27)	21.83
Year ended June 30, 2018	24.69	0.69	(0.55)		0.14	(0.89)	—		—	(0.89)	23.94
Year ended June 30, 2017	23.17	0.75	1.34		2.09	(0.57)	—		—	(0.57)	24.69
For the period 08/19/15* – 06/30/16	25.00	1.04	(2.32	)(9)	(1.28)	(0.55)	—		—	(0.55)	23.17
*	Commencement of Prior Fund investment operations.
**	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Per share amount is less than $0.01.
(9)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses	Expenses net of waivers	Net investment income (loss) before waivers	Net investment income (loss) net of waivers	Net investment income (loss) net of waivers excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	0.48%	0.48%	3.15%	3.15%	3.05%	$0.49	(0.63)%	(0.69)%	15%	$400,503
Year ended June 30, 2018	0.48	0.48	2.53	2.54	2.54	0.78	7.67	7.70	18	411,269
Year ended June 30, 2017	0.48	0.48	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
For the period 07/14/15* – 06/30/16	0.49	0.48	2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	0.48	0.48	2.07	2.07	2.00	0.27	(11.59)	(11.73)	45	97,136
Year ended June 30, 2018	0.48	0.48	2.51	2.51	2.51	0.66	9.39	9.35	64	136,802
For the period 12/30/16** – 06/30/17	0.48	0.48	2.99	2.99	2.86	0.36	2.52	2.68	7	38,223
O’Shares Global Internet Giants ETF
For the six months ended 12/31/18 (Unaudited)	0.48	0.48	(0.19)	(0.19)	(0.24)	(0.03)	(20.32)	(20.85)	28	43,129
For the period 06/05/18** – 06/30/18	0.48	0.48	(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8	51,735
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/18 (Unaudited)	0.48	0.48	1.49	1.49	1.49	0.18	(7.75)	(7.83)	30	24,017
Year ended June 30, 2018	0.60	0.58	2.75	2.77	2.76	0.69	0.53	(0.41)	30	40,698
Year ended June 30, 2017	0.61	0.58	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947
For the period 08/19/15* – 06/30/16	0.66	0.58	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
December 31, 2018 (Unaudited)

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

The O’Shares FTSE Russell International Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF ceased trading on the NYSE Arca, Inc.TM and were closed for purchase by investors as of the close of regular trading on the New York Stock Exchange (“NYSE”) on December 20, 2018. The final liquidating distribution was paid to shareholders on December 28, 2018.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —  Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds’ net assets or results of operations. In connection with implementing the changes noted above, the distributions to shareholders during the fiscal year ended June 30, 2018, which were previously reported as distributions from net investment income & net realized gain (where applicable), have been reclassified as distributions from distributable earnings to conform to the current period presentation on the Statements of Changes in Net Assets.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

The following is a summary of the valuations as of December 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$399,511,934	$—	$—	$399,511,934
Total Investments	$399,511,934	$—	$—	$399,511,934
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$97,032,311	$—	$—	$97,032,311
Rights	—	—	—	—
Total Investments	$97,032,311	$—	$—	$97,032,311
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$43,065,279	$—	$—	$43,065,279
Total Investments	$43,065,279	$—	$—	$43,065,279
O’Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$23,720,824	$—	$—	$23,720,824
Total Investments	$23,720,824	$—	$—	$23,720,824
*	See Schedules of Investments for segregation by industry type.

At December 31, 2018, there were no Level 2 or Level 3 investments held in the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares Global Internet Giants ETF and O’Shares FTSE Europe Quality Dividend ETF and no Level 2 investments held in the O’Shares FTSE Russell Small Cap Quality Dividend ETF for which significant observable or unobservable inputs were used to determine fair value.

At December 31, 2018, O’Shares FTSE Russell Small Cap Quality Dividend ETF held a rights investment that was categorized as Level 3 investment which was fair valued at $0.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of December 31, 2018, based on levels assigned to securities on June 30, 2018.

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2018 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser acts as the investment adviser to the O'Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF pursuant to an investment advisory agreement with the Trust (the “OUSA/OEUR Advisory Agreement”). FFCM LLC acts as the sub-adviser to the O’Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF pursuant to a sub-advisory agreement with the Adviser (the “OUSA/OEUR Sub-Advisory Agreement”).

The Adviser acts as the investment adviser to the O'Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares Global Internet Giants ETF pursuant to an investment advisory agreement with the Trust (the “OUSM/OGIG Advisory Agreement” and, together with the OUSA/OEUR Advisory Agreement, the “Advisory Agreements”). Vident Investment Advisory, LLC (together with FFCM LLC, each a “Sub-Adviser”) acts as the sub-adviser to the O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares Global Internet Giants ETF pursuant to a sub-advisory agreement with the Adviser (the “OUSM/OGIG Sub-Advisory Agreement” and, together with the OUSA/OEUR Sub-Advisory Agreement, the “Sub-Advisory Agreements”).

Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.

Each Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees each Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and each Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreements, the Adviser compensates each Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, Principal Financial Officer and Treasurer, and certain additional compliance support functions to the Funds. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

9. Investment Transactions

For the period ended December 31, 2018, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$67,455,935	$66,203,427
O’Shares FTSE Russell Small Cap Quality Dividend ETF	59,178,512	59,510,622
O’Shares Global Internet Giants ETF	12,670,236	12,722,828
O’Shares FTSE Europe Quality Dividend ETF	10,128,196	10,423,137

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2018 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares FTSE U.S. Quality Dividend ETF	$230,234,523	$19,647,909
O’Shares FTSE Russell Small Cap Quality Dividend ETF	52,964,930	5,732,890
O’Shares Global Internet Giants ETF	5,310,346	(284,353)
O’Shares FTSE Europe Quality Dividend ETF	17,344,206	438,605

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2018, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$244,320,648
O’Shares FTSE Russell Small Cap Quality Dividend ETF	30,237,859
O’Shares Global Internet Giants ETF	8,379,199
O’Shares FTSE Europe Quality Dividend ETF	3,627,678

11. Principal Risks

Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk.  Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Concentration Risk.  To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk.  Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk.  Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk.  Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Market Events Risk.  The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk.  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk.  A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk.  The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REIT Risk.  A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk.  To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk.  To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Volatility Risk.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

12. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2018

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2018

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$993.70	$2.41	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Actual	$1,000.00	$884.10	$2.28	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$796.80	$2.17	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$922.50	$2.33	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2018

At the November 14, 2018 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved (i) the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”), and (ii) the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), on behalf of the Fund (the Investment Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements”). Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”).

In considering approval of the continuation of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the continuation of the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the continuation of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement; (ii) a copy of the Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser provide and expect to provide to the Fund, and the fees that the Adviser and Sub-Adviser charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) memoranda on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the Unified Fee of the Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (the “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to the Fund:

(a) The nature, extent and quality of services provided and to be provided to the Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to the Fund. In connection with the advisory services provided and to be provided to the Fund, the Board noted the Adviser’s responsibilities as the Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Fund; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

The Board also noted the responsibilities that the Sub-Adviser has as the Fund’s sub-adviser, including: implementation of the investment management program of the Fund; management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general portfolio compliance with relevant law.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2018

The Board considered the financial strength and resources of the Adviser’s and Sub-Advisers’ parent organizations. The Board noted the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. Based on their consideration and review of the foregoing information, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement for the Fund to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in the Fund’s Peer Group. In particular, the Board compared the Fund’s Unified Fee to the net expense ratios of the other ETFs in the Peer Group.

The Board considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees were paid entirely by the Adviser from the Unified Fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to non-fund clients.

The Board considered the appropriateness of the Unified Fee of the Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that the Unified Fee of the Fund was above the median and average, but below the maximum, net expense ratio of the other ETFs in the Peer Group.

The Board received information regarding the costs and the profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Fund. The Board noted the Adviser’s assumption of the contractual obligation to limit the Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also considered the Adviser’s representation that it would continue to monitor the Fund’s expense ratio as compared to those of its peer groups and seek to ensure that the Fund remains competitive.

After (i) comparing the Fund’s Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) the nature, extent and quality of services provided and to be provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, and (iii) the Adviser absorbing the Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees paid to the Adviser and Sub-Adviser with respect to the Fund were fair and reasonable.

(c) The Adviser’s and Sub-Adviser’s profitability and the extent to which economies of scale were realized as the Fund grew and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ profitability with respect to the Fund. The Board acknowledged the Adviser’s contractual obligation to limit the Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s profitability based on information presented to the Board.

The Board noted that the Fund had not yet reached a size sufficient to experience economies of scale, though the Board would address economies of scale for the Fund when assets under management reached appropriate levels. The Board considered fall-out benefits received and to be received by the Adviser and Sub-Adviser from their relationship with the Fund and the Trust. The Board noted that none of the other services providers to the Fund or the Trust were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of the Fund.

(d) Investment performance of the Adviser and Sub-Adviser. The Board discussed with the representatives from the Adviser and Sub-Adviser the performance of the Fund, including tracking difference. In particular, the Board considered the investment performance of the Fund relative to its stated objectives and the success of the

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2018

Adviser and Sub-Adviser in reaching such objectives. The Board also considered the Fund’s investment performance compared to: (i) its underlying index that it seeks to track and (ii) the secondary index that the Fund uses for comparison purposes, if any. In addition, consideration was given to tracking difference data provided to the Board for the Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered the Fund’s investment performance compared to the Fund’s Peer Group.

The Board considered that the O’Shares FTSE Russell Small Cap Quality Dividend ETF underperformed its Peer Group for the 1-year and since-inception periods ended September 30, 2018. The Board discussed with the Adviser the reasons for the relative underperformance compared to the Fund’s Peer Group. The Board received and considered information about the premium/discount history of the Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value (“NAV”) of the Fund, and by how much, measured in basis points. The Board concluded that the performance of the Fund, including the tracking difference, was reasonable in light of the investment objectives and policies of the Fund.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Unified Fee was reasonable in relation to the services provided and to be provided by the Adviser and Sub-Adviser to the Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the continuation of the Advisory Agreements on behalf of the Fund would be in the best interest of the Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 8, 2019

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 8, 2019